UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of October 31, 2017 (Unaudited)

Deutsche Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 11.2%
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	6,500	7,184,320
The Priceline Group, Inc.*	1,600	3,059,136
		10,243,456
Media 2.5%
Comcast Corp. "A"	162,000	5,836,860
Specialty Retail 4.3%
Floor & Decor Holdings, Inc. "A"*	20,000	754,000
Home Depot, Inc.	56,000	9,283,680
		10,037,680
Consumer Staples 6.7%
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	25,113	4,045,202
CVS Health Corp.	56,000	3,837,680
		7,882,882
Food Products 2.2%
Pinnacle Foods, Inc.	95,000	5,169,900
Personal Products 1.1%
Estee Lauder Companies, Inc. "A"	23,000	2,571,630
Energy 0.7%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	13,000	1,744,730
Financials 6.3%
Capital Markets 2.8%
Intercontinental Exchange, Inc.	99,465	6,574,636
Consumer Finance 0.6%
PRA Group, Inc.*	50,000	1,395,000
Insurance 2.9%
Progressive Corp.	140,000	6,811,000
Health Care 19.0%
Biotechnology 4.7%
Celgene Corp.*	76,096	7,683,413
Shire PLC (ADR)	22,000	3,247,860
		10,931,273
Health Care Equipment & Supplies 4.7%
Becton, Dickinson & Co.	35,000	7,303,450
DexCom, Inc.*	34,000	1,528,980
Edwards Lifesciences Corp.*	22,000	2,249,060
		11,081,490
Health Care Providers & Services 4.2%
Cigna Corp.	37,000	7,297,140
PetIQ, Inc.*	100,000	2,406,000
		9,703,140
Health Care Technology 1.6%
Evolent Health, Inc. "A"* (a)	225,000	3,656,250
Life Sciences Tools & Services 2.9%
Thermo Fisher Scientific, Inc.	35,000	6,784,050
Pharmaceuticals 0.9%
Allergan PLC	12,000	2,126,760
Industrials 10.3%
Aerospace & Defense 2.9%
Boeing Co.	26,500	6,836,470
Electrical Equipment 2.0%
AMETEK, Inc.	70,000	4,724,300
Industrial Conglomerates 2.4%
Roper Technologies, Inc.	21,500	5,550,655
Professional Services 1.5%
WageWorks, Inc.*	55,000	3,506,250
Road & Rail 1.5%
Norfolk Southern Corp.	26,000	3,416,920
Information Technology 37.8%
Communications Equipment 2.1%
Palo Alto Networks, Inc.*	33,000	4,857,600
Internet Software & Services 6.3%
Alphabet, Inc. "A"*	14,282	14,753,877
IT Services 9.8%
Fidelity National Information Services, Inc.	67,000	6,214,920
Switch, Inc. "A"* (a)	200,000	3,826,000
Visa, Inc. "A"	115,000	12,647,700
		22,688,620
Semiconductors & Semiconductor Equipment 4.5%
Broadcom Ltd.	27,000	7,125,570
NXP Semiconductors NV*	29,000	3,394,450
		10,520,020
Software 7.5%
Activision Blizzard, Inc.	70,000	4,584,300
ForeScout Technologies, Inc.*	10,869	280,964
Microsoft Corp.	151,000	12,560,180
		17,425,444
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	105,000	17,749,200
Materials 2.2%
Construction Materials 1.2%
Vulcan Materials Co.	22,000	2,678,500
Containers & Packaging 1.0%
Sealed Air Corp.	55,000	2,432,650
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	60,000	7,106,400
Telecommunication Services 2.4%
Wireless Telecommunication Services
T-Mobile U.S., Inc.*	92,000	5,498,840
Total Common Stocks (Cost $155,827,454)		232,296,483
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.97% (b) (c) (Cost $3,690,000)	3,690,000	3,690,000
Cash Equivalents 1.7%
Deutsche Central Cash Management Government Fund, 1.08% (b) (Cost $3,877,243)	3,877,243	3,877,243
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $163,394,697)	103.0	239,863,726
Other Assets and Liabilities, Net	(3.0)	(6,917,150)
Net Assets	100.0	232,946,576

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2017 amounted to $3,585,300, which is 1.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$232,296,483	$—	$—	$232,296,483
Short-Term Investments (d)	7,567,243	—	—	7,567,243
Total	$239,863,726	$—	$—	$239,863,726

There have been no transfers between fair value measurement levels during the period ended October 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	December 19, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 19, 2017